Award Timing Disclosure	12 Months Ended
	Dec. 31, 2025	Dec. 08, 2025 USD ($) shares $ / shares
Awards Close in Time to MNPI Disclosures [Table]
Award Timing MNPI Disclosure [Text Block]	We do not schedule the grant of stock options or other equity awards in anticipation of the disclosure of material nonpublic information, and we do not schedule the disclosure of material nonpublic information based on the timing of grants of stock options or other equity awards. We have not adopted any formal policy that would require the Compensation Committee or the Board to grant, or to avoid granting, stock options or other equity awards to our named executive officers or other employees at certain times. During the year ended December 31, 2025, we did not award options to any of our named executive officers during the period beginning four business days before and ending one business after the filing of a periodic report on Form 10-Q or Form 10-K or the filing or furnishing of a Current Report on Form 8-K that discloses material nonpublic information, except as included in the table below. Under our Director Compensation Program (described above under the heading “Director Compensation”), annual awards of stock options and restricted stock are granted to our non-employee directors on the third trading day after the earlier of the date of the earnings release or the date the annual report is filed on Form 10-K.
Award Timing Predetermined [Flag]	false
Award Timing MNPI Considered [Flag]	false
MNPI Disclosure Timed for Compensation Value [Flag]	false
Awards Close in Time to MNPI Disclosures, Table

Name	Grant Date	Number of securities underlying the award	Exercise price of the award ($/Share)	Grant date fair value of the award	Percentage change in the closing market price of the securities underlying the award between the trading day ending immediately prior to the disclosure of material nonpublic information and the trading day beginning immediately following the disclosure of material nonpublic information
Rani Kohen	12/8/2025	1,500,000	$2.42	$2,269,500	(0.8)%

Rani Kohen [Member]
Awards Close in Time to MNPI Disclosures [Table]
Name		Rani Kohen
Number of securities underlying the award | shares		1,500,000
Exercise price of the award | $ / shares		$ 2.42
Grant date fair value of the award | $		$ 2,269,500
Percentage change in the closing market price of the securities underlying the award between the trading day ending immediately prior to the disclosure of material nonpublic information and the trading day beginning immediately following the disclosure of material nonpublic information		(0.008)